Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: July 12, 2021

Payment Date	7/15/2021
Collection Period Start	6/1/2021
Collection Period End	6/30/2021
Interest Period Start	6/15/2021
Interest Period End	7/14/2021

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$410,359,468.94	$30,054,634.18	$380,304,834.76	0.828551	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$577,105,468.94	$30,054,634.18	$547,050,834.76

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$580,632,335.02	$550,577,700.84	0.390274
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$580,632,335.02	$550,577,700.84
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$410,359,468.94	1.92000%	30/360	$656,575.15
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$577,105,468.94			$944,563.31

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$580,632,335.02	$550,577,700.84
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$580,632,335.02	$550,577,700.84
Number of Receivable Outstanding	46,529	45,286
Weight Average Contract Rate	4.69%	4.69%
Weighted Average Remaining Term (months)	39	38

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,315,001.11
Principal Collections	$29,920,567.29
Liquidation Proceeds	$116,456.96
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,352,025.36
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,352,025.36

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$483,860.28	$483,860.28	$—	$—	$31,868,165.08
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,868,165.08
Interest - Class A-2 Notes	$—	$—	$—	$—	$31,868,165.08
Interest - Class A-3 Notes	$656,575.15	$656,575.15	$—	$—	$31,211,589.93
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$31,008,367.33
First Allocation of Principal	$—	$—	$—	$—	$31,008,367.33
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$30,982,972.93
Second Allocation of Principal	$—	$—	$—	$—	$30,982,972.93
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$30,955,227.20
Third Allocation of Principal	$12,419,768.10	$12,419,768.10	$—	$—	$18,535,459.10
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,503,833.67
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$4,395,833.67
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,395,833.67
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$868,967.59
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$868,967.59
Remaining Funds to Certificates	$868,967.59	$868,967.59	$—	$—	$—
Total	$32,352,025.36	$32,352,025.36	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$580,632,335.02	$550,577,700.84
Note Balance	$577,105,468.94	$547,050,834.76
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	11	$134,066.89
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	104	$116,456.96
Monthly Net Losses (Liquidation Proceeds)			$17,609.93
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			(0.18)%
Preceding Collection Period			0.04%
Current Collection Period			0.04%
Four-Month Average Net Loss Ratio			(0.01)%
Cumulative Net Losses for All Periods			$2,205,411.84
Cumulative Net Loss Ratio			0.16%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.22%	82	$1,210,842.11
60-89 Days Delinquent	0.07%	25	$372,620.56
90-119 Days Delinquent	0.02%	6	$88,080.39
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.30%	113	$1,671,543.06

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	4	$86,583.77
Total Repossessed Inventory	11	$203,491.54

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	31	$460,700.95
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.04%
Second Preceding Collection Period		0.07%
Preceding Collection Period		0.08%
Current Collection Period		0.08%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.42	0.08%	26	0.06%